Annual Total Returns - Voya US Bond Index Portfolio (Class ADV I S S2 Shares) [BarChart] - Class ADV I S S2 Shares - Voya US Bond Index Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	6.75%
2012	3.35%
2013	(3.02%)
2014	5.22%
2015	(0.34%)
2016	1.87%
2017	2.68%
2018	(0.84%)
2019	7.69%
2020	6.69%